Shareholder Report, Holdings (Details) - Matrix Advisors Value Fund	Jun. 30, 2024
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
The Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
The Bank Of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)